PROVISIONS AND CONTINGENCIES (Table)	12 Months Ended
Dec. 31, 2017
PROVISIONS AND CONTINGENCIES
Summary of provisions and contingencies

Balance as of December 31, 2016	$76,549
Recognized in income	(15,489)
Payments	(26,682)
Other	183

Balance as of December 31, 2017	$34,561

Current portion	$17,508
Non-current portion[1]	17,053

[1]	The non-current portion of provisions and contingencies is included in other liabilities (note 21)